MANNING & NAPIER FUND, INC.

(the “Fund”)

World Opportunities Series

Supplement dated September 24, 2018

to:

•    the Prospectus dated May 1, 2018 as supplemented June 20, 2018 and July 25, 2018 for the following Series and Classes of the Fund (“Prospectus”):

Core Bond Series – Class S and I	New York Tax Exempt Series
Diversified Tax Exempt Series	Ohio Tax Exempt Series
Equity Income Series – Class S and I	Real Estate Series – Class S and I
Global Fixed Income Series – Class S and I	Unconstrained Bond Series – Class S and I
High Yield Bond Series – Class S and I	World Opportunities Series – Class S
International Series – Class S and I

•    The Summary Prospectus dated May 1, 2018 as Supplemented July 25, 2018 for the following Series and Classes of the Fund (“Summary Prospectus”)

World Opportunities Series – Class S

•    the Statement of Additional Information

dated May 1, 2018 as supplemented June 20, 2018, July 20, 2018, July 25, 2018, and July 30, 2018

for the following Series and Classes of the Fund (“SAI”):

Core Bond Series – Class S and I	New York Tax Exempt Series
Diversified Tax Exempt Series	Ohio Tax Exempt Series
Equity Income Series – Class S and I	Real Estate Series – Class S and I
Global Fixed Income Series – Class S and I	Strategic Income Conservative Series – Class S and I
High Yield Bond Series – Class S and I	Unconstrained Bond Series – Class S and I
Income Series – Class S and I	World Opportunities Series – Class S
International Series – Class S and I

This supplement provides new and additional information beyond that contained in the Prospectus, Summary Prospectus, and SAI, and should be read in conjunction with the Prospectus, Summary Prospectus, and SAI.

Effective as of the opening of business on September 24, 2018, the World Opportunities Series has been reorganized into the Overseas Series, another Series of the Fund. Accordingly, shares of the World Opportunities Series are no longer offered, and all references to the World Opportunities Series in the Prospectus, Summary Prospectus, and SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supp WO 09/24/18